NOTES AND LOANS PAYABLE (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of notes payable

	September 30, 2025	December 31, 2024
Notes and loans payable	$15,067,583	$9,209,896
Less current portion	(14,927,993)	(8,958,171)
Long-term portion	$139,590	$251,725

Schedule of maturities of long-term debt

Amount
2025 (remainder of year)	$14,814,382
2026	114,814
2027	4,814
2028	4,813
2029	4,813
Thereafter	123,947
Total	$15,067,583